Average Annual Total Returns - American Funds Growth Portfolio	Apr. 30, 2021
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
Class C
Average Annual Return:
1 Year	51.63%
5 Years	22.37%
10 Years	16.48%